Nature of Operations	12 Months Ended
Dec. 31, 2020
Notes
Nature of Operations

NOTE 1 – DESCRIPTION OF BUSINESS

The business model of Zivo Bioscience, Inc. and Subsidiaries (Health Enhancement Corporation, HEPI Pharmaceuticals, Inc., Zivo Bioscience, LLC, Wellmetrix, LLC (fka WellMetris, LLC), and Zivo Biologic, Inc., (collectively the “Company”) is to derive future income from licensing and selling natural bioactive ingredients derived from their proprietary algae cultures to animal, human and dietary supplement and medical food manufacturers.